EMPLOYEE BENEFIT PLANS - Schedule of Changes in Projected Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 58,386	$ 64,076
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation – beginning of fiscal year	64,076	66,898
Interest cost	2,223	2,312
Service cost	115	133
Benefit payments	(4,660)	(4,227)
Plan amendments	0	275
Actuarial (gains) losses	(3,368)	(1,315)
Projected benefit obligation – end of fiscal year	58,386	64,076	$ 66,898
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	51,032	56,378
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation – beginning of fiscal year	56,378	58,551
Interest cost	1,976	2,055	2,354
Service cost	87	97	137
Benefit payments	(3,838)	(3,681)
Plan amendments	0	275
Actuarial (gains) losses	(3,571)	(919)
Projected benefit obligation – end of fiscal year	51,032	56,378	58,551
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	7,354	7,698
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation – beginning of fiscal year	7,698	8,347
Interest cost	247	257	261
Service cost	28	36	34
Benefit payments	(822)	(546)
Plan amendments	0	0
Actuarial (gains) losses	203	(396)
Projected benefit obligation – end of fiscal year	$ 7,354	$ 7,698	$ 8,347